Borrowings	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Borrowings
Borrowings

	2017	2016
Non-current
Senior Notes	495,707	—
Bank borrowings	167,315	430,202
Obligations under finance leases	38	102
	663,060	430,304
Current
Senior Notes	8,250	—
Bank overdrafts	6,214	90
Bank borrowings	140,367	204,923
Obligations under finance leases	67	79
	154,898	205,092
Total borrowings	817,958	635,396

As of December 31, 2017, total bank borrowings include collateralized liabilities of US$ 637,306 (2016: US$ 525,663). These loans are mainly collateralized by property, plant and equipment, sugarcane plantations, sugar export contracts and shares of certain subsidiaries of the Group.

Notes 2027

On September 21, 2017, the Company issued senior notes (the “Notes”) for US$ 500 million, at an annual nominal rate of 6%. The Notes will mature on September 21, 2027. Interest on the Notes are payable semi-annually in arrears on March 21 and September 21 of each year, beginning on March 21, 2018. The total proceeds nets of expenses was US$ 495.7 million.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our current and future subsidiaries. As of the Issue Date, Adeco Agropecuaria S.A., Adecoagro Brasil Participações S.A., Adecoagro Vale do Ivinhema S.A., Pilagá S.A. and Usina Monte Alegre Ltda. are the only Subsidiary Guarantors.

The Notes contain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions. The Group was in compliance with the related covenants.

The maturity of the Group's borrowings (excluding obligations under finance leases) and the Group's exposure to fixed and variable interest rates is as follows:

	2017	2016
Fixed rate:
Less than 1 year	132,998	67,682
Between 1 and 2 years	35,762	43,630
Between 2 and 3 years	20,097	40,047
Between 3 and 4 years	20,130	21,857
Between 4 and 5 years	16,310	21,116
More than 5 years	495,754	20,239
	721,051	214,571
Variable rate:
Less than 1 year	21,833	137,331
Between 1 and 2 years	22,871	150,517
Between 2 and 3 years	17,945	81,947
Between 3 and 4 years	18,215	18,457
Between 4 and 5 years	11,164	18,309
More than 5 years	4,774	14,083
	96,802	420,644
	817,853	635,215

Borrowings incurred by the Group’s subsidiaries in Brazil are repayable at various dates between January 2018 and September 2024 and bear either fixed interest rates ranging from 2.5% to 9.0% per annum or variable rates based on LIBOR or other specific base-rates plus spreads ranging from 4.13% to 17.52% per annum. At December 31, 2017 LIBOR (six months) was 1,84% (2016: 1.32%).

Borrowings incurred by the Group´s subsidiaries in Argentina are repayable at various dates between January 2018 and September 2024 and bear either fixed interest rates ranging from 6.11% and 7.00% per annum for those borrowings denominated in US dollar, and a fixed interest rate ranging from 9.90% and 28.75% per annum for those borrowings denominated in Argentine pesos.

Brazilian Subsidiaries

The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2017			2016
		(In millions)		Millions of Reais		Millions of equivalent Dollars	Millions of equivalent Dollars
Banco Do Brasil (1)	October 2012	R$	130.0	R$	91.3	27.6	33.7	November 2022	2.94% with 15% of bonus performance
Itau BBA FINAME Loan (2)	December 2012	R$	45.9	R$	25.2	7.6	9.3	December 2022	2.50%
Itau BBA	March 2013	R$	75.0	R$	-	-	5.8	-	CDI + 3.20%
Banco do Brasil / Itaú BBA Finem Loan (3)	September 2013	R$	273.0	R$	176.5	53.4	67.3	January 2023	6.77%
BNDES Finem Loan (4)	November 2013	R$	215.0	R$	136.9	41.4	50.3	January 2023	3.75%
ING / Rabobank / ABN / HSBC / Credit Agricole / Caixa Geral / Galena (7)	January 2015	US$	160.0		-	-	98.0	-	LIBOR 3M plus 4.40%
ING / Rabobank / Bladex / Credit Agricole / Votorantim / ABN (7)	August 2015	US$	110.0		-	-	110.0	-	LIBOR 3M plus 4.65%
Rabobank (7)	February 2016	US$	40.0		-	-	40.0	-	LIBOR 3M plus 3.50%
Tokyo-Mitsubishi (5)	August 2016	US$	30.0		-	30.0	30.0	August 2019	6.35%
Bradesco (7)	July 2016	R$	90.0		-	-	27.6	-	CDI + 2.10%
Votorantim (6)	July 2016	US$	15.0		-	10.0	15.0	June 2019	LIBOR 3M plus 4.60%

(1)
Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; (iii) a first degree mortgage of the Takuare farm; and (iv) liens over the Ivinhema mill and equipment.

(2)
Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; (iii) a first degree mortgage of the Takuare farm; and (iv) liens over the Ivinhema mill and equipment.

(3)
Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; (iii) a first degree mortgage of the Takuare farm; (iv) liens over the Ivinhema mill and equipment; and (v) power sales contract.

(4)	Collateralized by (i) liens over the Ivinhema mill and equipment; and (ii) power sales contracts.

(5)	Collateralized by sales contracts.

(6)	Collateralized by (i) power sales contract and (ii) sales contracts.

(7)	These loans were prepaid in 2017, with the proceeds of the Notes 2027.

The above mentioned loans contain certain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Brazilian Subsidiaries.

During 2017 and 2016 the Group was in compliance with all financial covenants.

Argentinian Subsidiaries

The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2017	2016
		(In millions)	(In millions)	(In millions)
IDB Tranche A (1)	Feb-09	USD 20	US$3.1	US$6.2	Nov-18	6.11% per annum
IFC Tranche A (2)	Dec-16	USD 25	US$24.67	US$25.00	Sep-21	4.3% plus LIBOR
IFC Tranche B (2)	Dec-16	USD 25	US$24.93	US$25.00	Sep-23	4% plus LIBOR

(1): Collateralized by property, plant and equipment with a net book value of US$ 24.77 million, by a mortgage over (i) Carmen and La Rosa farms which are property of Adeco Agropecuaria S.A. and (ii) El Meridiano farm which is the property of Pilagá S.A.

(2): Collateralized by a US$ 75 million mortgage over Carmen farm, which is property of Adeco Agropecuaria S.A.

The Group entered into a floating to fix interest rate forward swap, fixing LIBOR at 1.25%, effective May 2012.

The above mentioned loans contain certain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Argentinian Subsidiaries.

During 2017 and 2016 the Group was in compliance with all financial covenants.

The carrying amount of short-term borrowings is approximate its fair value due to the short-term maturity. Long term borrowings subject to variable rate approximate their fair value.The fair value of long-term borrowings, including the notes, subject to fix rate do not significant differ from their fair value.

The breakdown of the Group´s borrowing by currency is included in Note 2 - Interest rate risk.

Evolution of the Group's borrowings as December 31, 2017 and 2016 is as follow:

	2017	2016
Amount at the beginning of the year	635,396	723,339
Issuance of senior notes	495,678	—
Proceeds from long term loans	232,433	167,385
Payments of long term loans	(602,700)	(277,913)
Proceeds from short term loans	106,730	257,395
Payments of short term loans	(64,787)	(272,033)
Payments of interest	(39,118)	(45,473)
Accrued interest	51,005	46,470
Exchange differences and translation, net	(4,588)	32,583
Others	7,909	3,643
Amount at the end of the year	817,958	635,396